Property plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 3,740	€ 4,261	€ 9,172	€ 19,725	€ 8,858
Zegna Segment and Thom Browne Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			€ 0	0	0
Zegna [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			1.50%
Impairment loss			€ 8,692
Impairment loss			2,168
Impairment loss			6,486
Impairment loss			€ 38
Thom Browne [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			2.00%
Impairment loss			€ 0	€ 0	€ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			4.99%	6.19%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections			21.63%	22.92%